Share-based payments - Option grants (Details)	12 Months Ended
Aug. 31, 2020 USD ($) $ / shares
Share-based payments
Number of options, Beginning balance | $
Number options, Granted | $	516,216
Number of options, Ending Balance | $	516,216
Weighted average exercise, Beginning balance | $ / shares
Weighted average exercise, Granted | $ / shares	3.41
Weighted average exercise, Ending balance | $ / shares	$ 3.41